COST OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
COST OF REVENUES
Schedule of cost of revenues

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Raw materials, auxiliary materials, subcontractors (including changes in inventories)	$4,607	$2,555	$2,538
Payroll and related expenses (including share-based payment)	4,884	2,470	1,806
Shipping	1,365	815	443
Depreciation and amortization	777	552	255
Other	690	592	684
	$12,323	$6,984	$5,726